RESTRUCTURING, INTEGRATION AND ACQUISITION COSTS - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Expense of restructuring activities	$ 40.6
Restructuring, integration and acquisition costs	56.5	$ 131.4
Severance and other employee related costs
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Expense of restructuring activities	29.4
Impairment of intangible assets
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Expense of restructuring activities	5.2
Sabre AirCentre airline operations portfolio
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring, integration and acquisition costs	$ 15.9	$ 76.8